Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net earnings	$ 3,094	$ 111,330
Unrealized gain (loss) on translation of assets and liabilities of operations denominated in foreign currency	(68,830)	119,821
Foreign exchange gain (loss) on net investment hedge with U.S. denominated debt	34,830	(69,027)
Tax benefit related to net investment hedge of long-term debt	0	750
Comprehensive income (loss)	(30,906)	162,874
Attributable to:
Shareholders of Precision Drilling Corporation	(32,158)	162,739
Non-controlling interests	$ 1,252	$ 135